Geographic Information - Long-lived Assets by Selected Geographic Area Information (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,006.9	$ 985.9	$ 999.3	$ 827.4
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	619.0	602.6	604.7	463.8
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	192.3	187.5	204.4	190.6
Other foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 195.6	$ 195.8	$ 190.2	$ 173.0